Document and Entity Information Document	3 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Entity Registrant Name	American Midstream Partners, LP
Entity Central Index Key	0001513965
Document Type	8-K
Document Period End Date	Mar. 31, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Year Focus	Q1
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer